Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.5%
	Communication Services - 2.0%
990,000	Activision Blizzard, Inc.	$57,895,200
32,725	Alphabet, Inc. - Class A (a)	46,887,725
32,725	Alphabet, Inc. - Class C (a)	46,935,177
300,000	Comcast Corp. - Class A	12,957,000
25,000	Entercom Communications Corp. - Class A	99,250
1,295,600	Tribune Publishing Co.	16,272,736
168,100	Walt Disney Co. (The)	23,249,911
		204,296,999

	Consumer Discretionary - 11.7%
80,000	Ascena Retail Group, Inc. (a)	352,000
1,073,600	CarMax, Inc. (a)	104,182,144
2,920,100	Carnival Corp.	127,111,953
711,200	eBay, Inc.	23,867,872
1,174,100	L Brands, Inc.	27,192,156
8,295,200	Mattel, Inc. (a)	121,358,776
10,000	McDonald’s Corp.	2,139,700
1,191,800	MGM Resorts International	37,017,308
1,600,000	Newell Brands, Inc.	31,248,000
300,000	Restaurant Brands International, Inc.	18,303,000
1,143,900	Ross Stores, Inc.	128,334,141
351,450	Royal Caribbean Cruises Ltd.	41,147,766
3,560,200	Sony Corp. - ADR	249,854,836
300,000	TJX Cos., Inc. (The)	17,712,000
275,000	V.F. Corp.	22,816,750
1,540,539	Whirlpool Corp.	225,180,586
		1,177,818,988

	Consumer Staples - 0.6%
300,000	Altria Group, Inc.	14,259,000
100,000	BJ’s Wholesale Club Holdings, Inc. (a)	2,052,000
150,000	Philip Morris International, Inc.	12,405,000
370,000	Tyson Foods, Inc. - Class A	30,573,100
		59,289,100

	Energy - 1.1%
350,000	EOG Resources, Inc.	25,518,500
366,000	Hess Corp.	20,704,620
450,000	Noble Energy, Inc.	8,896,500
304,600	Pioneer Natural Resources Co.	41,121,000
100,000	Schlumberger Ltd.	3,351,000
2,250,000	Southwestern Energy Co. (a)	3,532,500
1,315,100	Transocean Ltd. (a)	5,996,856
		109,120,976

	Financials - 15.4%
4,456,400	Bank of America Corp.	146,303,612
2,094,400	Charles Schwab Corp. (The)	95,399,920
2,081,350	Citigroup, Inc.	154,873,253
376,163	CME Group, Inc.	81,668,749
3,201,500	Discover Financial Services	240,528,695
3,114,550	JPMorgan Chase & Co.	412,241,838
373,325	Marsh & McLennan Cos., Inc.	41,760,134
276,200	Mercury General Corp.	13,558,658
942,200	Northern Trust Corp.	92,156,582
234,400	Progressive Corp. (The)	18,913,736
416,250	Raymond James Financial, Inc.	38,057,738
4,652,408	Wells Fargo & Co.	218,384,032
		1,553,846,947

	Health Care - 22.5%
691,100	Abbott Laboratories	60,222,454
1,320,000	Agilent Technologies, Inc.	108,979,200
207,870	Alcon, Inc. (a)	12,251,858
853,800	Amgen, Inc.	184,463,490
8,540,800	AstraZeneca PLC - ADR	415,936,960
504,900	Biogen, Inc. (a)	135,742,365
667,900	Boston Scientific Corp. (a)	27,964,973
2,901,870	Bristol-Myers Squibb Co.	182,672,716
825,000	CVS Health Corp.	55,951,500
1,725,966	Elanco Animal Health, Inc. (a)	53,332,349
2,962,441	Eli Lilly & Co.	413,675,261
202,000	Medtronic PLC	23,318,880
1,100,000	Merck & Co., Inc.	93,984,000
1,540,650	Novartis AG - ADR	145,606,832
754,200	PerkinElmer, Inc.	69,748,416
117,956	Roche Holding AG - CHF	39,570,537
340,000	Sanofi - ADR	16,411,800
1,527,489	Siemens Healthineers AG - EUR	71,784,980
400,000	Thermo Fisher Scientific, Inc.	125,276,000
253,900	Zimmer Biomet Holdings, Inc.	37,551,810
		2,274,446,381

	Industrials - 19.1%
3,904,000	AECOM (a)	188,289,920
1,503,000	Airbus SE - EUR	220,737,419
85,150	Alaska Air Group, Inc.	5,499,839
5,781,450	American Airlines Group, Inc.	155,174,118
15,000	Boeing Co. (The)	4,774,050
1,079,250	Caterpillar, Inc.	141,759,488
266,000	Curtiss-Wright Corp.	38,684,380
115,000	Deere & Co.	18,236,700
1,637,700	Delta Air Lines, Inc.	91,285,398
814,750	FedEx Corp.	117,845,440
70,000	General Dynamics Corp.	12,280,800
759,500	Jacobs Engineering Group, Inc.	70,276,535
175,900	Matson, Inc.	6,334,159
180,000	Maxar Technologies, Inc.	2,872,800
225,000	Norfolk Southern Corp.	46,847,250
120,900	Pentair PLC	5,190,237
30,000	Rockwell Automation, Inc.	5,749,800
2,106,075	Siemens AG - EUR	259,760,226
4,646,850	Southwest Airlines Co.	255,483,813

2,908,700	United Airlines Holdings, Inc. (a)	217,570,760
355,400	United Parcel Service, Inc. - Class B	36,791,008
194,762	United Technologies Corp.	29,253,252
		1,930,697,392

	Information Technology - 23.0%
338,700	Adobe, Inc. (a)	118,931,118
383,000	Analog Devices, Inc.	42,034,250
1,633,950	Applied Materials, Inc.	94,752,760
1,847,600	Cisco Systems, Inc.	84,934,172
606,998	Corning, Inc.	16,200,777
295,000	Diebold Nixdorf, Inc. (a)	3,395,450
216,398	DXC Technology Co.	6,898,768
11,448,299	Flex Ltd. (a)	150,545,132
13,465,450	Hewlett Packard Enterprise Co.	187,573,718
4,915,650	HP, Inc.	104,801,658
2,884,700	Intel Corp.	184,418,871
768,250	Keysight Technologies, Inc. (a)	71,439,567
765,650	KLA Corp.	126,898,831
18,309,330	L.M. Ericsson Telephone Co. - ADR	143,911,334
1,238,138	Micro Focus International PLC - ADR	16,591,049
1,456,850	Microsoft Corp.	247,999,575
3,100,800	NetApp, Inc.	165,582,720
8,288,042	Nokia Corp. - ADR	32,157,603
112,620	NVIDIA Corp.	26,626,747
780,000	Oracle Corp.	40,911,000
547,350	PayPal Holdings, Inc. (a)	62,337,692
90,199	Perspecta, Inc.	2,531,886
1,794,605	QUALCOMM, Inc.	153,097,753
610,000	Teradyne, Inc.	40,253,900
1,390,800	Texas Instruments, Inc.	167,800,020
132,000	Visa, Inc. - Class A	26,264,040
		2,318,890,391

	Materials - 1.1%
765,500	Albemarle Corp.	61,454,340
372,183	Corteva, Inc.	10,763,532
360,183	Dow, Inc.	16,593,631
338,184	DuPont de Nemours, Inc.	17,308,257
		106,119,760

	TOTAL COMMON STOCKS
	(Cost $6,400,349,138)	$9,734,526,934

Shares		Value
	SHORT-TERM INVESTMENTS - 3.6%
361,070,167	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 1.43% (b)	$361,070,167
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $361,070,167)	361,070,167
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,761,419,305) - 100.1%	10,095,597,101
	Liabilities in Excess of Other Assets - (0.1)%	(10,057,960)
	TOTAL NET ASSETS - 100.0%	$10,085,539,141

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2020. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stock(1)	$9,142,673,772	$591,853,162	$-	$9,734,526,934
	Short-Term Investments	361,070,167	-	-	361,070,167
	Total Investments in Securities	$9,503,743,939	$591,853,162	$-	$10,095,597,101

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.